UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22282

Cook & Bynum Funds Trust
(Exact name of registrant as specified in charter)

2830 Cahaba Road
Birmingham, AL 35223
(Address of principal executive offices) (Zip code)

Mr. J. Dowe Bynum
2830 Cahaba Road
Birmingham, AL 35223
 (Name and address of agent for service)

205-994-2815
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Cook & Bynum Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Description	Shares	Value
DOMESTIC COMMON STOCKS (15.1%)
Conglomerates (8.3%)
Berkshire Hathaway, Inc. - Class B (1)	49,000	$10,004,820
Syrup and Concentrate Manufacturing (6.8%)
Coca-Cola Co.	172,310	8,158,878
TOTAL DOMESTIC COMMON STOCKS
(Cost $10,378,628)		$18,163,698

FOREIGN COMMON STOCKS (50.3%)
Breweries (21.2%)
Anheuser-Busch InBev SA/NV- ADR	307,072	20,208,408
Union de Cervecerias Peruanas Backus y Johnston SAA (2)	876,487	5,347,130
		25,555,538
Soft Drink Bottling and Distribution (19.0%)
Arca Continental SAB de CV	2,662,191	14,887,976
Corporacion Lindley SA (2)	6,048,422	7,954,434
		22,842,410
Wired and Wireless Telecommunications Carriers (10.1%)
Liberty Latin America Ltd. Class A (1)	107,143	1,551,431
Liberty Latin America Ltd. Class C (1)	732,921	10,678,659
		12,230,090
TOTAL FOREIGN COMMON STOCKS
(Cost $71,437,082)		$60,628,038

FOREIGN PREFERRED STOCKS (12.8%)
Soft Drink Bottling and Distribution (12.8%)
Coca-Cola Embonor SA - Class B	6,379,772	15,397,865
TOTAL FOREIGN PREFERRED STOCKS
(Cost $12,331,422)		$15,397,865

	Principal
Description	Amount	Value
SHORT-TERM INVESTMENTS (21.9%)
U.S. Treasury Bills (21.9%)
0.000%, 01/08/2019 (1)	$26,438,000	$26,428,119
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,426,329)		26,428,119

TOTAL INVESTMENTS (100.1%)
(Cost $120,573,461)		$120,617,720
TOTAL CASH INCLUDING FOREIGN CURRENCY (0.2%)		296,004
TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS ((0.3)%)		(395,323)
NET ASSETS (100.0%)		$120,518,401

(1) Non-income producing security.
(2)	This security is deemed illiquid accoridng to the Fund's liquidity guidelines. The value fo this security was $13,301,564 or 11.0% of net assets.

Common Abbreviations:
ADR - American Depositary Receipt
SA - Sociedad Anonima
SA/NV - Societe Anonyme/Naamloze Vennootschap
SAA - Sociedad Anonima Abierta
SAB de CV - Sociedad Anonima Bursatil de Capital Variable is a Spanish Capital Company

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Valuation Measurements
Fair Value Measurements:  In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3:	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund's investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018:

Investments in Securities at Value(1)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equities
Belgium	$20,208,408	$-	$-	$20,208,408
Bermuda	12,230,090	-	-	$12,230,090
Chile	15,397,865	-	-	$15,397,865
Mexico	14,887,976	-	-	$14,887,976
Peru	5,347,130	7,954,434		$13,301,564
United States	18,163,698			$18,163,698
Short-Term Investments	-	26,428,119	-	$26,428,119
Total Investments in Securities	$86,235,167	$34,382,553	$-	$120,617,720

(1) Please refer to the portfolio of investments to view securities by industry type.

For the period ended December 31, 2018, there were no transfers into or out of Level 3 for the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cook & Bynum Funds Trust

By (Signature and Title)  /s/ Richard P. Cook
   Richard P. Cook, President (Principal Executive Officer)

               Date  January 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Richard P. Cook
     Richard P. Cook, President (Principal Executive Officer)

Date  January 30, 2019

By (Signature and Title)*  /s/ Amanda Pridgen
     Amanda Pridgen, Treasurer (Principal Financial Officer)

               Date  January 30, 2019

* Print the name and title of each signing officer under his or her signature.